Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 02, 2015
Registrant Name	dei_EntityRegistrantName	Advisers Investment Trust
Central Index Key	dei_EntityCentralIndexKey	0001516523
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 02, 2015
Document Effective Date	dei_DocumentEffectiveDate	Apr. 06, 2015
Prospectus Date	rr_ProspectusDate	Apr. 06, 2015